Investment Portfolio
(UNAUDITED) | 07.31.2020
CARILLON SCOUT SMALL CAP FUND
COMMON STOCKS - 99.7%	Shares	Value
Aerospace & defense - 1.5%
Kratos Defense & Security Solutions, Inc.*	245,981	$4,430,118
Air freight & logistics - 0.9%
Forward Air Corp.	52,111	2,709,251
Auto components - 0.8%
Stoneridge, Inc.*	111,542	2,311,150
Automobiles - 1.8%
Thor Industries, Inc.	48,354	5,511,872
Banks - 0.7%
Hilltop Holdings, Inc.	112,781	2,195,846
Biotechnology - 3.8%
Eagle Pharmaceuticals, Inc.*	63,588	2,949,847
Halozyme Therapeutics, Inc.*	155,336	4,223,586
Insmed, Inc.*	166,228	4,341,875
Capital markets - 2.4%
Blucora, Inc.*	111,935	1,319,714
Cohen & Steers, Inc.	96,345	5,798,042
Chemicals - 1.6%
Balchem Corp.	47,278	4,740,092
Commercial services & supplies - 1.1%
Healthcare Services Group, Inc.	119,587	3,131,984
Construction & engineering - 0.9%
Dycom Industries, Inc.*	64,723	2,772,086
Consumer finance - 3.8%
Green Dot Corp., Class A*	54,398	2,757,435
LendingTree, Inc.*(a)	16,810	5,821,135
PRA Group, Inc.*	73,736	2,916,996
Electrical equipment - 1.4%
TPI Composites, Inc.*	167,427	4,282,783
Electronic equipment, instruments & components - 5.8%
ePlus, Inc.*	43,488	3,241,596
Fabrinet*	61,569	4,471,756
II-VI, Inc.*	114,978	5,831,684
Plexus Corp.*	53,313	3,960,623
Energy equipment & services - 0.3%
Core Laboratories N.V.	41,437	883,851
Equity real estate investment trusts (REITs) - 2.1%
CareTrust REIT, Inc.	121,793	2,194,710
QTS Realty Trust, Inc., Class A	57,869	4,163,674
Food & staples retailing - 1.2%
Performance Food Group Co.*	128,222	3,592,780

Health care equipment & supplies - 7.1%
Cantel Medical Corp.	48,458	2,289,641
ICU Medical, Inc.*	27,837	5,114,492
Integer Holdings Corp.*	54,807	3,604,656
Quidel Corp.*	31,295	8,839,899
Varex Imaging Corp.*	100,158	1,570,477
Health care providers & services - 9.8%
AdaptHealth Corp.*(a)	88,600	1,725,928
AMN Healthcare Services, Inc.*	96,663	5,310,665
BioTelemetry, Inc.*	105,311	4,482,036
HealthEquity, Inc.*	87,757	4,524,751
LHC Group, Inc.*	45,879	8,951,452
U.S. Physical Therapy, Inc.	53,959	4,481,835
Health care technology - 3.4%
HMS Holdings Corp.*	114,408	3,718,260
Omnicell, Inc.*	90,954	6,393,157
Hotels, restaurants & leisure - 1.7%
Cracker Barrel Old Country Store, Inc.	21,676	2,394,548
Lindblad Expeditions Holdings, Inc.*	162,026	1,174,688
The Cheesecake Factory, Inc.(a)	64,454	1,546,896
Household durables - 4.6%
Installed Building Products, Inc.*	66,510	5,261,606
iRobot Corp.*(a)	34,719	2,523,724
LGI Homes, Inc.*	53,763	6,134,896
Insurance - 0.7%
CNO Financial Group, Inc.	139,246	2,102,615
Internet & direct marketing retail - 0.7%
PetMed Express, Inc.(a)	66,751	2,082,631
IT services - 1.1%
Virtusa Corp.*	79,627	3,232,856
Life sciences tools & services - 7.7%
Bruker Corp.	134,913	6,019,818
Medpace Holdings, Inc.*	60,423	7,211,485
NeoGenomics, Inc.*	114,406	4,373,741
PRA Health Sciences, Inc.*	51,498	5,487,627
Machinery - 5.0%
Albany International Corp., Class A	59,254	2,848,932
Chart Industries, Inc.*	85,478	5,857,807
Proto Labs, Inc.*	52,045	6,251,646
Metals & mining - 0.2%
Carpenter Technology Corp.	31,380	701,657
Pharmaceuticals - 1.0%
Supernus Pharmaceuticals, Inc.*	135,806	3,023,721
Professional services - 1.6%
Insperity, Inc.	72,650	4,857,379

Semiconductors & semiconductor equipment - 8.6%
Ambarella, Inc.*	60,667	2,747,002
Entegris, Inc.	83,302	5,990,247
Impinj, Inc.*	73,956	1,745,361
Inphi Corp.*	41,668	5,444,341
Power Integrations, Inc.	35,523	4,334,872
Semtech Corp.*	99,926	5,568,876
Software - 11.4%
Envestnet, Inc.*	65,692	5,334,191
J2 Global, Inc.*	62,121	3,523,503
Pegasystems, Inc.	78,180	9,138,460
Qualys, Inc.*	41,030	5,066,384
The Descartes Systems Group, Inc.*	100,046	5,635,591
Upland Software, Inc.*	83,259	2,865,775
Verint Systems, Inc.*	59,199	2,657,443
Specialty retail - 1.6%
Monro, Inc.	83,928	4,725,146
Textiles, apparel & luxury goods - 0.3%
G-III Apparel Group Ltd.*	84,358	834,301
Thrifts & mortgage finance - 0.8%
Axos Financial, Inc.*	105,116	2,355,650
Trading companies & distributors - 2.3%
Applied Industrial Technologies, Inc.	57,802	3,648,462
Systemax, Inc.	140,438	3,147,216
Total common stocks (cost $185,997,330)		299,412,829

MONEY MARKET FUNDS - 3.2%
First American Government Obligations Fund - Class X, 0.08%#	9,655,480	9,655,480
Total money market funds (cost $9,655,480)		9,655,480
Total investment portfolio (cost $195,652,810) - 102.9%		309,068,309
Liabilities in excess of other assets - (2.9)%		(8,646,001)
Total net assets - 100.0%		$300,422,308

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $9,217,633 or 3.1% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.